SUPPLEMENT TO PROSPECTUS DATED OCTOBER 16, 1995
                  FOR JACKSON NATIONAL SEPARATE ACCOUNT - I


                  THE PERSPECTIVE FIXED AND VARIABLE ANNUITY
                                  ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY


The following definitions replace those of "Annuitant", "Latest Annuity Date" and "Owner" contained in the Definitions section on Page 4.

     ANNUITANT. The natural person on whose life the annuity benefit for this Contract is based.

     LATEST ANNUITY DATE. The date on which the Owner attains age 90 under a Non-Qualified Plan Contract or age 70 1/2 under a Qualified Plan Contract, unless otherwise approved by the Company.

     OWNER ("YOU," "YOUR"). The person or entity named in the application who is entitled to exercise all rights and privileges under this Contract. Usually, but not always, the Owner is also the Annuitant. The Owner is responsible for taxes, regardless of who receives annuity benefits. IF JOINT OWNERS ARE NAMED, THE JOINT OWNER MUST BE A SPOUSE. Joint Owners share ownership in all respects.

On Page 15, the "Death of Annuitant", "Death of Owner" and "Amount of Death Benefit" sections are deleted and the following is added:






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                                DEATH BENEFIT

     DEATH OF CONTRACT OWNER BEFORE THE ANNUITY DATE: Upon Your death, or any Joint Contract Owner, before the Annuity Date, the death benefit will be paid to the Beneficiary(ies) designated by You. Upon the death of a Joint Contract Owner, the surviving Joint Contract Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

     DEATH BENEFIT AMOUNT BEFORE THE ANNUITY DATE: The standard death benefit is equal to the greater of:

     1. the Contract Value at the end of the Valuation Period during which due proof of death and an election of the type of payment to the Beneficiary is received by the Company, at the Home Office, or

     2. the total Premiums paid prior to the death of the Owner, minus the sum of:
             a)  the total withdrawals and any Withdrawal Charges assessed;
                 and
             b)  premium taxes incurred.

     In addition, where permitted by state law, the Company will provide an enhanced death benefit. The Enhanced Death Benefit is determined by (A) re-computing the standard Death Benefit by accumulating all amounts under (2) above annually at 5% (4% if the Owner was age 70 or older on the Issue Date) to the date of death, and (B) paying the greater of the amount so determined and the following amount, which is deemed to be $0 if the Owner dies prior to the seventh Contract Year:

     the Contract Value at the seventh Contract Year, plus any Premiums paid since that time and prior to death, minus the sum of:

            a) total withdrawals and any Withdrawal Charges assessed since such seventh Contract Year; and

            b)  premium taxes incurred since the seventh Contract Year,

     all accumulated annually at 5% (4% if the Owner was age 70 or older on the Issue Date) to the date of death.

     The enhanced death benefit shall never exceed 250% of all Premiums paid to the contract, reduced by the amount of any withdrawals.

     NOTE: The portion of the Mortality and Expense Risk Charge attributable to the enhanced death benefit will be assessed against Separate Account allocations pursuant to all Contracts issued, whether or not applicable state laws permits the Contract to offer the enhanced death benefit.

     DEATH BENEFIT OPTIONS BEFORE THE ANNUITY DATE: In the event of Your death or any Joint Contract Owner before the Annuity Date, a Beneficiary must request that the death benefit be paid under one of the Death Benefit Options below. In addition, if the Beneficiary is the spouse of the Contract
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Owner, he or she may  elect  to  continue the Contract at the then Contract
Value in his or her own name and exercise all the Contract Owner's rights under the Contract. The following are the Death Benefit Options:

     Option 1  - lump sum payment of the death benefit; or

     Option 2  - the payment of the entire death benefit within 5 years of the date of the death of the Contract Owner or any Joint Contract Owner; or

     Option 3  - payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of Your death or any Joint Contract Owner.

     Any portion of the death benefit not applied under Option 3 within one year of the date of a Contract Owners' death, must be distributed within five years of the date of death.

     If  a  lump sum payment is requested, the amount will be paid within seven
(7) days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments Provision is in effect.

     Payment to the Beneficiary, other than in a single sum, may only be elected during the sixty-day period beginning with the date of receipt of proof of death.

     Payment to the Beneficiary, other than in a single sum, may only be elected during the sixty-day period beginning with the date of receipt of proof of death.

     DEATH OF CONTRACT OWNER AFTER THE ANNUITY DATE: If you, or any Joint Contract Owner, dies after the Annuity Date, and you are not an Annuitant, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Contract Owner's death. Upon your death after the Annuity Date, the Beneficiary becomes the Contract Owner.

     DEATH  OF  ANNUITANT:    Upon the death of an Annuitant, who is not a
Contract Owner, before the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, you will become the Annuitant. If the Contract Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated.

     Upon the death of the Annuitant after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


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     On Page  17, the fourth paragraph under "Separate Account Accumulation
Unit Value" is deleted and the following is added:

     The Accumulation Unit Value of a Portfolio for any Valuation Period is calculated by subtracting (2) from (1) and dividing the result by (3) where:

1) is the total value at the end of the given Valuation Period of the assets attributable to the Accumulation Units of the Portfolio minus the total liabilities;

2) is the cumulative unpaid charge for assumptions of Mortality and Expense Risk Charge, and for Administration Charge; and

3) is the number of Accumulation Units outstanding at the end of the given Valuation Period.

On Page 18, the first paragraph under the "Distribution of Contracts" section is rewritten as follows:

                          DISTRIBUTION OF CONTRACTS

     Contracts are sold by registered representatives of broker-dealers who are licensed insurance agents of the Company, either individually or through an incorporated insurance agency. Commissions may vary, but are not anticipated to exceed 8.00% of any Premium (including any promotional and sales
incentives).    Under  certain circumstances, certain sellers of the Contracts may be paid persistency incentives which will take into account, among other things, the length of time Premiums have been held under a Contract, and Contract Values. A persistency incentive is not anticipated to exceed 1.50%, on an annual basis, of the Contract Values considered in connection with the incentive. All such commissions and incentives are paid by the Company.

     On Page 21, the "Administration" section is modified by the addition of the following:

     MARKET TIMING AND ASSET ALLOCATION SERVICES

     Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, the Company will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with the Company's administrative systems, rules and procedures, which may be modified by the Company at any time. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. The Company neither recommends nor discourages such market timing and asset allocation services.

On Page 24, the third paragraph under the "Advertising" section is modified by the addition of the following:

     Additionally, non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized total return.
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Supplement dated January 1, 1996.


















































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